Oil and Gas Properties (Narrative) (Details) (USD $)			0 Months Ended	12 Months Ended		0 Months Ended							3 Months Ended	6 Months Ended
	Sep. 30, 2012 acre	Sep. 30, 2012 Option Agreement for Which Expiration Has Been Extended [Member] acre	Mar. 30, 2012 Armada Oil And Gas [Member]	Mar. 31, 2012 Armada Oil And Gas [Member]	Sep. 30, 2012 Armada Oil And Gas [Member] acre	Mar. 30, 2012 Armada Oil And Gas [Member] Fair Value, Inputs, Level 3 [Member] Minimum [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Fair Value, Inputs, Level 3 [Member] Maximum [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Common Stock [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series B Warrant [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series B Warrant [Member] Fair Value, Inputs, Level 3 [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series C Warrant [Member]	Mar. 30, 2012 Armada Oil And Gas [Member] Series C Warrant [Member] Fair Value, Inputs, Level 3 [Member]	Sep. 30, 2012 Wyoming [Member] acre	Sep. 30, 2012 Wyoming [Member] acre
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Acres of undeveloped land	2,288	320			1,280								2,288	2,288
Acres of land covered by purchase option					23,700
Business Acquisition, common stock issued as consideration								8,870,000
Business Acquisition, warrants issued as consideration									2,520,000		2,520,000
Warrant, weighted average exercise price									2.0		3.0
Warrant, exercise period									5 years		7 years
Total purchase consideration			$ 24,387,356
Closing price of common stock			$ 1.8
Business Acquisition, fair value of consideration								15,966,000	4,125,716		4,295,640
Fair value assumption, risk-free interest rate										1.04%		1.61%
Fair value assumption, expected lives										5 years		7 years
Fair value assumption, expected volatility										152.56%		152.56%
Fair value assumption, dividend yield										0.00%		0.00%
Business Acquisition, purchase price allocated to cash			378,436
Business Acquisition, purchase price allocated to accounts payable			11,618
Business Acquisition, purchase price allocated to Oil and gas property			24,020,538			19,260,000	27,674,000
Present value discount factor			2.00%			15.00%	5.00%
Lease and acquisition costs													239,911	394,984
Deposits on lease acquisitions	118,879
Business acquisition, proforma net loss				$ 559,207